N-2 - USD ($)				3 Months Ended
		Aug. 12, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001278752
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		MidCap Financial Investment Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	1.50	% (1)
Offering expenses	0.35	% (2)
Distribution reinvestment plan fees	—	% (3)
Total stockholder transaction expenses	1.85%
(1)	Represents the maximum sales agent commission with respect to the shares of our common stock sold by us in this offering.
(2)
The percentage reflects estimated offering expenses of approximately $0.7 million for the estimated duration of this offering and assumes we sell all $200.0 million shares of our common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(3)
The expenses of the dividend reinvestment plan per share are included in “Other expenses.” See “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

Sales Load [Percent]	[1]	1.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.35%
Other Transaction Expenses [Percent]		1.85%
Annual Expenses [Table Text Block]
Annual expenses (as percentage of net assets attributable to common stock) (4) :
Base management fees	1.75	% (5)
Incentive fees	2.30	% (6)
Interest payments on borrowed funds	10.49	% (7)
Other expenses	1.13	% (8)
Total annual expenses	15.67	% (9)
(4)	“Net assets attributable to common stock” equals average net assets as of June 30, 2024.
(5)
The base management fee is calculated at an annual rate of 1.75% (0.4375% per quarter) of our net asset value as of the final business day of the prior calendar quarter; provided, however, that the base management fee shall not be greater than 1.50% (0.375% per quarter) of the lesser of (i) the average of the value of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters and (ii) the average monthly value (measured as of the last day of each month) of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) during the most recently completed calendar quarter. The base management fee is payable quarterly in arrears. The value of the Company’s gross assets is calculated in accordance with the Company’s valuation p rocedur
es. See “
Item 1. Business—Investment Advisory Management Agreement—Management and Incentive Fee
” in our most recent Annual Report on Form
10-K,
which is incorporated by reference into this prospectus supplement, for additional information. The base management fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2024.

(6)
The incentive fee referenced in the table above is based on actual net amounts incurred during the six months ended June 30, 2024, annualized for a full year. The incentive fee (the “Incentive Fee”) payable to the Adviser is based on our performance and is not paid unless we achieve certain goals.

Performance-based Incentive Fee
The Incentive Fee consists of two components that are determined independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on income and a portion is based on capital gains, each as described below:
(i) Incentive Fee on
Pre-Incentive
Fee Net Income
The Incentive Fee on
pre-incentive
fee net investment income is determined and paid quarterly in arrears by calculating the amount by which (x) the aggregate amount of the pre-incentive
fee net investment income with respect of the current calendar quarter and each of the eleven preceding calendar quarters (in either case, the “Trailing Twelve Quarters”) exceeds (y) the preferred return amount in respect of the Trailing Twelve Quarters; provided, however, that the pre-incentive
fee net investment income in respect of the current calendar quarter exceeds the multiple of (A) 1.75% and (B) the Company’s net asset value at the beginning of such calendar quarter. For the purposes of the Incentive Fee calculations, each calendar quarter comprising the relevant Trailing Twelve Quarters that commenced prior to January 1, 2023 shall be known as a “Legacy Fee Quarter” while a calendar quarter that commenced on or after January 1, 2023 shall be known as a “Current Fee Quarter.”
The preferred return amount is determined on a quarterly basis, and is calculated by summing the amounts obtained by multiplying 1.75% by the Company’s net asset value at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters. The preferred return amount is calculated after making appropriate adjustments to the Company’s net asset value at the beginning of each applicable calendar quarter for Company capital issuances and distributions during the applicable calendar quarter.
The amount of the Incentive Fee on Income that is paid to the Adviser for a particular quarter equals the excess of the incentive fee on pre-incentive
fee net investment income, so calculated less the aggregate incentive fee on pre-incentive
fee net investment income that were paid to the Adviser (excluding waivers, if any) in the preceding eleven calendar quarters comprising the relevant Trailing Twelve Quarters
.
The Company will pay the Adviser an incentive fee with respect to our pre-incentive
fee net investment income in each calendar quarter as follows:
(1) no incentive fee in any calendar quarter in which our
pre-incentive
fee net investment income for the Trailing Twelve Quarters does not exceed the preferred return amount.
(2) 100% of our
pre-incentive
fee net investment income for the Trailing Twelve Quarters, if any, that exceeds the preferred return amount but is less than or equal to the catch-up
amount, which shall be the sum of (i) the product of 2.1875% multiplied by the Company’s net asset value at the beginning of each applicable Legacy Fee Quarter included in the relevant Trailing Twelve Quarters and (ii) the product of 2.1212% multiplied by the Company’s net asset value at the beginning of each applicable Current Fee Quarter included in the relevant Trailing Twelve Quarters.
(3) for any quarter in which the Company’s
pre-incentive
fee net investment income for the Trailing Twelve Quarters exceeds the catch-up
amount, the incentive fee shall equal 20.00% for each Legacy Fee Quarter and 17.50% otherwise of the amount of the Company’s pre-incentive
fee net investment income for such Trailing Twelve Quarters, provided, however, that the incentive fee on income for any quarter shall not be greater than 20.00% or 17.50%, as applicable, of the amount of the Company’s current quarter’s pre-incentive
fee net investment income.
The Incentive Fee on Income as calculated is subject to the Incentive Fee Cap. The Incentive Fee Cap in any quarter is an amount equal to (a) 20.00% of the Cumulative
Pre-Incentive
Fee Net Return (as defined below) during the relevant Legacy Fee Quarters included in the relevant Trailing Twelve Quarters and 17.50% of the Cumulative
Pre-Incentive
Fee Net Return during the relevant Current Fee Quarters included in the relevant Trailing Twelve Quarters less (b) the aggregate Incentive Fees on Income that were paid to the
Adviser (excluding waivers, if any) in the preceding eleven calendar quarters (or portion thereof) comprising the relevant Trailing Twelve Quarters.
ii. Incentive Fee Based on Cumulative Net Realized Gains
The Incentive Fee on Capital Gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory management agreement). This fee shall equal 17.50% of the sum of the Company’s realized capital gains on a cumulative basis, calculated as of the end of each calendar year (or upon termination of investment advisory management agreement), computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any Incentive Fees on Capital Gains previously paid to the Adviser. The aggregate unrealized capital depreciation of the Company shall be calculated as the sum of the differences, if negative, between (a) the valuation of each investment in the Company’s portfolio as of the applicable calculation date and (b) the accreted or amortized cost basis of such investment.
For accounting purposes only, we are required under GAAP to accrue a theoretical capital gains incentive fee based upon net realized capital gains and unrealized capital gain and loss on investments held at the end of each period. The accrual of this theoretical capital gains incentive fee assumes all unrealized capital gain and loss is realized in order to reflect a theoretical capital gains incentive fee that would be payable to the Adviser at each measurement date. There was no accrual for theoretical capital gains incentive fee for the twelve months ended December 31, 2023 and nine months ended December 31, 2022. It should be noted that a fee so calculated and accrued would not be payable under the Advisers Act or the investment advisory management agreement, and would not be paid based upon such computation of capital gains incentive fees in subsequent periods. Amounts actually paid to the Adviser will be consistent with the Advisers Act and formula reflected in the investment advisory management agreement which specifically excludes consideration of unrealized capital gain.
See “
Item 1. Business—Investment Advisory Management Agreement—Management and Incentive Fee
” in our most recent Annual Report on Form
10-K,
which is incorporated by reference into this prospectus supplement, for additional information.
(7)
Our interest and other debt expenses are based on borrowing levels and interest rates consistent with the levels during the fiscal year ended June 30, 2024. As of June 30, 2024, we had $1,518.2 million in borrowings outstanding, consisting of $731.2 million outstanding under our senior secured credit facility, $232.0 million outstanding
Class A-1
notes under the CLO debt issuance, $350.0 million aggregate principal amount of our 2025 Notes, $125.0 million aggregate principal amount of our 2026 Notes, and $80.0 million aggregate principal amount of our 2028 Notes. As of June 30, 2024, we had $16.0 million in standby letters of credit issued through the senior secured credit facility. The amount available for borrowing under the senior secured credit facility is reduced by any standby letters of credit issued.

(8)
Includes our estimated overhead expenses, including payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by Apollo Investment Administration, LLC (the “Administrator”), an affiliate of AGM in performing its obligations under the administration agreement. See “
Item 1. Business—Administrative Agreement
” in our most recent Annual Report on Form
10-K,
which is incorporated by reference into this prospectus supplement. Such expenses are estimated for the current fiscal year based on actual other expenses for the quarter ended June 30, 2024.

(9)
“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculate
d as a perce
ntage of net assets (defined a
s total
assets less indebtedness), rather than the total assets, including assets that have b een funded with borrowed monies. If the “Total annual expenses” percentage were calculated instead as a percentage of total assets, our “Total annual exp enses” would be 6.39% of total assets.

Management Fees [Percent]	[4],[5]	1.75%
Interest Expenses on Borrowings [Percent]	[5],[6]	10.49%
Incentive Fees [Percent]	[5],[7]	2.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[8]	1.13%
Total Annual Expenses [Percent]	[5],[9]	15.67%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. These dollar amounts are based upon the assumption that our annual operating expenses (other than performance-based incentive fees) and leverage would remain at the levels set forth in the table above. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$141	$363	$549	$894
While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. Assuming a 5% annual return, the incentive fee under the investment advisory management agreement may not be earned or payable and is not included in the example. This illustration assumes that we will not realize any capital gains computed net of all realized capital losses and gross unrealized capital depreciation in any of the indicated time periods. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses, and returns to our investors, would be higher.
For example, if we assumed that we received our 5% annual return completely in the form of net realized capital gains on our investments, which results in a capital gains incentive fee earned, the projected dollar amount of total cumulative expenses set forth in the above illustration and the capital gains incentive fee would be as follows:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (all of which is subject to a capital gains incentive fee)	$161	$408	$605	$941
In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly based upon the assumptions set forth below. The following table and example should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “MidCap Financial Investment Corporation,” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses as investors in MFIC.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]	Includes our estimated overhead expenses, including payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by Apollo Investment Administration, LLC (the “Administrator”), an affiliate of AGM in performing its obligations under the administration agreement. See “
Item 1. Business—Administrative Agreement
” in our most recent Annual Report on Form
10-K,
		which is incorporated by reference into this prospectus supplement. Such expenses are estimated for the current fiscal year based on actual other expenses for the quarter ended June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]	The base management fee is calculated at an annual rate of 1.75% (0.4375% per quarter) of our net asset value as of the final business day of the prior calendar quarter; provided, however, that the base management fee shall not be greater than 1.50% (0.375% per quarter) of the lesser of (i) the average of the value of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters and (ii) the average monthly value (measured as of the last day of each month) of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) during the most recently completed calendar quarter. The base management fee is payable quarterly in arrears. The value of the Company’s gross assets is calculated in accordance with the Company’s valuation p rocedur
es. See “
Item 1. Business—Investment Advisory Management Agreement—Management and Incentive Fee
” in our most recent Annual Report on Form
10-K,
		which is incorporated by reference into this prospectus supplement, for additional information. The base management fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. We invest primarily in directly originated and privately negotiated first lien senior secured loans to privately held U.S. middle-market companies. To a lesser extent, we may invest in other types of securities including, first lien unitranche, second lien senior secured, unsecured, subordinated, and mezzanine loans, and equities in both private and public middle market companies.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “
Item 1A. Risk Factors
” in our most recent Annual Report on Form
10-K,
and any subsequent filings made with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein before you decide whether to invest in our common stock. The risks in these documents are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. Past financial performance may not be a reliable indicator of future performance, and historical trends shoul
d no
t be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “
Cautionary Statement Regarding
Forward-Looking Statements
” in this prospectus supplement.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock is traded on the NASDAQ Global Select Market under the symbol “MFIC.” Prior to August 12, 2022, the Company’s common stock traded on the NASDAQ Global Select Market under the ticker “AINV.” The following table sets forth the range of high and low sales prices of our common stock as reported on the NASDAQ Global Select Market, the sales price as a percentage of net asset value for each fiscal quarter in each of the last two years and the most recent interim period. The stock quotations are interdealer quotations and do not include markups, markdowns or commissions.

	NAV Per Share (1)	Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)	Dividends Declared
		High	Low
Quarter Ended
June 30, 2024	$15.14	$16.36	$14.67	6.4%	(4.6)%	$0.38
March 31, 2024	15.04	15.15	13.41	(1.8)%	(13.0)%	0.38
December 31, 2023	15.41	13.89	12.51	(9.8)%	(18.8)%	0.38
September 30, 2023	15.28	14.03	12.35	(8.2)%	(19.2)%	0.38
June 30, 2023	15.20	12.77	10.78	(16.0)%	(29.1)%	0.38
March 31, 2023	15.18	12.84	10.39	(15.4)%	(31.5)%	0.38
December 31, 2022	15.10	12.54	10.06	(16.9)%	(33.4)%	0.37
September 30, 2022	15.45	13.69	10.13	(11.4)%	(34.4)%	0.32
June 30, 2022	15.52	13.73	10.01	(11.5)%	(35.5)%	0.36
March 31, 2022	15.79	13.99	12.29	(11.4)%	(22.2)%	0.36

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price per share divided by the quarter end NAV per share.

Lowest Price or Bid				$ 14.67	$ 13.41	$ 12.51	$ 12.35	$ 10.78	$ 10.39	$ 10.06	$ 10.13	$ 10.01	$ 12.29
Highest Price or Bid				$ 16.36	$ 15.15	$ 13.89	$ 14.03	$ 12.77	$ 12.84	$ 12.54	$ 13.69	$ 13.73	$ 13.99
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			6.40%	(1.80%)	(9.80%)	(8.20%)	(16.00%)	(15.40%)	(16.90%)	(11.40%)	(11.50%)	(11.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(4.60%)	(13.00%)	(18.80%)	(19.20%)	(29.10%)	(31.50%)	(33.40%)	(34.40%)	(35.50%)	(22.20%)
NAV Per Share	[11]		$ 15.14	$ 15.14	$ 15.04	$ 15.41	$ 15.28	$ 15.2	$ 15.18	$ 15.1	$ 15.45	$ 15.52	$ 15.79
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

As of June 30, 2024
Actual (unaudited)
Cash and cash equivalents	$66,169
Debt
Senior Secured Facility (1)	731,176
Bethesda CLO 1 Class A-1	232,000
2025 Notes	350,000
2026 Notes	125,000
2028 Notes	80,000
Total debt (2)	1,511,552
Stockholders’ Equity
Common stock, par value $0.001 per share; 130,000,000 shares authorized, 65,253,275 shares issued and outstanding	65
Capital in excess of par value	2,103,718
Distributable earnings (3)	(1,100,024)
Total stockholders’ equity	1,003,759
Total capitalization (4)	$2,515,311

(1)
We intend to use the net proceeds from this offering for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). See “
Use of Proceeds
” in this prospectus supplement.

(2)	Reflects total debt obligations, net of deferred financing cost and debt discount of $6,624.
(3)
Includes cumulative net investment income or loss, cumulative amounts of gains and losses realized from investment and foreign currency transactions and net unrealized appreciation or depreciation of investments and foreign currencies, and distributions paid to stockholders other than tax return of capital distributions. Distributable earnings is not intended to represent amounts we may or will distribute to our stockholders.

(4)	Total capitalization equals the sum of (a) debt less unamortized debt issuance costs and (b) net assets attributable to common stock.

Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth our actual capitalization at June 30, 2024. This table should be read in conjunction with “
Use of Proceeds
” and our financial statements and notes thereto incorporated by reference into this prospectus supplement and the accompanying prospectus.
All amounts in thousands, except share data

As of June 30, 2024
Actual (unaudited)
Cash and cash equivalents	$66,169
Debt
Senior Secured Facility (1)	731,176
Bethesda CLO 1 Class A-1	232,000
2025 Notes	350,000
2026 Notes	125,000
2028 Notes	80,000
Total debt (2)	1,511,552
Stockholders’ Equity
Common stock, par value $0.001 per share; 130,000,000 shares authorized, 65,253,275 shares issued and outstanding	65
Capital in excess of par value	2,103,718
Distributable earnings (3)	(1,100,024)
Total stockholders’ equity	1,003,759
Total capitalization (4)	$2,515,311

(1)
We intend to use the net proceeds from this offering for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). See “
Use of Proceeds
” in this prospectus supplement.

(2)	Reflects total debt obligations, net of deferred financing cost and debt discount of $6,624.
(3)
Includes cumulative net investment income or loss, cumulative amounts of gains and losses realized from investment and foreign currency transactions and net unrealized appreciation or depreciation of investments and foreign currencies, and distributions paid to stockholders other than tax return of capital distributions. Distributable earnings is not intended to represent amounts we may or will distribute to our stockholders.

(4)	Total capitalization equals the sum of (a) debt less unamortized debt issuance costs and (b) net assets attributable to common stock.

Long Term Debt, Principal			$ 1,511,552
You would pay the following expenses on a 1,000 investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 141
Expense Example, Years 1 to 3		363
Expense Example, Years 1 to 5		549
Expense Example, Years 1 to 10		894
You would pay the following expenses on a 1,000 investment, assuming a 5 annual return (all of which is subject to a capital gains incentive fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		161
Expense Example, Years 1 to 3		408
Expense Example, Years 1 to 5		605
Expense Example, Years 1 to 10		$ 941
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as percentage of net assets attributable to common stock
Borrowings Under Senior Secured Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[12]		731,176
Borrowings Under Senior Secured Facility Bethesda CLO 1 Class A1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			232,000
Borrowings Under Senior Secured Facility 2025 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			350,000
Borrowings Under Senior Secured Facility 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			125,000
Borrowings Under Senior Secured Facility 2028 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 80,000

[1]	Represents the maximum sales agent commission with respect to the shares of our common stock sold by us in this offering.
[2]	The expenses of the dividend reinvestment plan per share are included in “Other expenses.” See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses of approximately $0.7 million for the estimated duration of this offering and assumes we sell all $200.0 million shares of our common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	The base management fee is calculated at an annual rate of 1.75% (0.4375% per quarter) of our net asset value as of the final business day of the prior calendar quarter; provided, however, that the base management fee shall not be greater than 1.50% (0.375% per quarter) of the lesser of (i) the average of the value of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters and (ii) the average monthly value (measured as of the last day of each month) of our gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) during the most recently completed calendar quarter. The base management fee is payable quarterly in arrears. The value of the Company’s gross assets is calculated in accordance with the Company’s valuation procedures. See “Item 1. Business—Investment Advisory Management Agreement—Management and Incentive Fee” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus supplement, for additional information. The base management fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2024.
[5]	“Net assets attributable to common stock” equals average net assets as of June 30, 2024.
[6]	Our interest and other debt expenses are based on borrowing levels and interest rates consistent with the levels during the fiscal year ended June 30, 2024. As of June 30, 2024, we had $1.534.2 million in borrowings outstanding, consisting of $731.2 million outstanding under our senior secured credit facility, $232.0 million outstanding Class A-1 notes under the CLO debt issuance, $350.0 million aggregate principal amount of our 2025 Notes, $125.0 million aggregate principal amount of our 2026 Notes, and $80.0 million aggregate principal amount of our 2028 Notes. As of June 30, 2024, we had $16.0 million in standby letters of credit issued through the senior secured credit facility. The amount available for borrowing under the senior secured credit facility is reduced by any standby letters of credit issued.
[7]	The incentive fee referenced in the table above is based on actual net amounts incurred during the six months ended June 30, 2024, annualized for a full year. The incentive fee (the “Incentive Fee”) payable to the Adviser is based on our performance and is not paid unless we achieve certain goals. Performance-based Incentive Fee The Incentive Fee consists of two components that are determined independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on income and a portion is based on capital gains, each as described below: (i) Incentive Fee on Pre-Incentive Fee Net Income The Incentive Fee on pre-incentive fee net investment income is determined and paid quarterly in arrears by calculating the amount by which (x) the aggregate amount of the pre-incentive fee net investment income with respect of the current calendar quarter and each of the eleven preceding calendar quarters (in either case, the “Trailing Twelve Quarters”) exceeds (y) the preferred return amount in respect of the Trailing Twelve Quarters; provided, however, that the pre-incentive fee net investment income in respect of the current calendar quarter exceeds the multiple of (A) 1.75% and (B) the Company’s net asset value at the beginning of such calendar quarter. For the purposes of the Incentive Fee calculations, each calendar quarter comprising the relevant Trailing Twelve Quarters that commenced prior to January 1, 2023 shall be known as a “Legacy Fee Quarter” while a calendar quarter that commenced on or after January 1, 2023 shall be known as a “Current Fee Quarter.” The preferred return amount is determined on a quarterly basis, and is calculated by summing the amounts obtained by multiplying 1.75% by the Company’s net asset value at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters. The preferred return amount is calculated after making appropriate adjustments to the Company’s net asset value at the beginning of each applicable calendar quarter for Company capital issuances and distributions during the applicable calendar quarter. The amount of the Incentive Fee on Income that is paid to the Adviser for a particular quarter equals the excess of the incentive fee on pre-incentive fee net investment income, so calculated less the aggregate incentive fee on pre-incentive fee net investment income that were paid to the Adviser (excluding waivers, if any) in the preceding eleven calendar quarters comprising the relevant Trailing Twelve Quarters. The Company will pay the Adviser an incentive fee with respect to our pre-incentive fee net investment income in each calendar quarter as follows: (1) no incentive fee in any calendar quarter in which our pre-incentive fee net investment income for the Trailing Twelve Quarters does not exceed the preferred return amount. (2) 100% of our pre-incentive fee net investment income for the Trailing Twelve Quarters, if any, that exceeds the preferred return amount but is less than or equal to the catch-up amount, which shall be the sum of (i) the product of 2.1875% multiplied by the Company’s net asset value at the beginning of each applicable Legacy Fee Quarter included in the relevant Trailing Twelve Quarters and (ii) the product of 2.1212% multiplied by the Company’s net asset value at the beginning of each applicable Current Fee Quarter included in the relevant Trailing Twelve Quarters. (3) for any quarter in which the Company’s pre-incentive fee net investment income for the Trailing Twelve Quarters exceeds the catch-up amount, the incentive fee shall equal 20.00% for each Legacy Fee Quarter and 17.50% otherwise of the amount of the Company’s pre-incentive fee net investment income for such Trailing Twelve Quarters, provided, however, that the incentive fee on income for any quarter shall not be greater than 20.00% or 17.50%, as applicable, of the amount of the Company’s current quarter’s pre-incentive fee net investment income. The Incentive Fee on Income as calculated is subject to the Incentive Fee Cap. The Incentive Fee Cap in any quarter is an amount equal to (a) 20.00% of the Cumulative Pre-Incentive Fee Net Return (as defined below) during the relevant Legacy Fee Quarters included in the relevant Trailing Twelve Quarters and 17.50% of the Cumulative Pre-Incentive Fee Net Return during the relevant Current Fee Quarters included in the relevant Trailing Twelve Quarters less (b) the aggregate Incentive Fees on Income that were paid to the Adviser (excluding waivers, if any) in the preceding eleven calendar quarters (or portion thereof) comprising the relevant Trailing Twelve Quarters. ii. Incentive Fee Based on Cumulative Net Realized Gains The Incentive Fee on Capital Gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory management agreement). This fee shall equal 17.50% of the sum of the Company’s realized capital gains on a cumulative basis, calculated as of the end of each calendar year (or upon termination of investment advisory management agreement), computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any Incentive Fees on Capital Gains previously paid to the Adviser. The aggregate unrealized capital depreciation of the Company shall be calculated as the sum of the differences, if negative, between (a) the valuation of each investment in the Company’s portfolio as of the applicable calculation date and (b) the accreted or amortized cost basis of such investment. For accounting purposes only, we are required under GAAP to accrue a theoretical capital gains incentive fee based upon net realized capital gains and unrealized capital gain and loss on investments held at the end of each period. The accrual of this theoretical capital gains incentive fee assumes all unrealized capital gain and loss is realized in order to reflect a theoretical capital gains incentive fee that would be payable to the Adviser at each measurement date. There was no accrual for theoretical capital gains incentive fee for the twelve months ended December 31, 2023 and nine months ended December 31, 2022. It should be noted that a fee so calculated and accrued would not be payable under the Advisers Act or the investment advisory management agreement, and would not be paid based upon such computation of capital gains incentive fees in subsequent periods. Amounts actually paid to the Adviser will be consistent with the Advisers Act and formula reflected in the investment advisory management agreement which specifically excludes consideration of unrealized capital gain. See “Item 1. Business—Investment Advisory Management Agreement—Management and Incentive Fee” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus supplement, for additional information.
[8]	Includes our estimated overhead expenses, including payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by Apollo Investment Administration, LLC (the “Administrator”), an affiliate of AGM in performing its obligations under the administration agreement. See “Item 1. Business—Administrative Agreement” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus supplement. Such expenses are estimated for the current fiscal year based on actual other expenses for the quarter ended June 30, 2024.
[9]	“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “Total annual expenses” percentage were calculated instead as a percentage of total assets, our “Total annual expenses” would be 6.39% of total assets.
[10]	Calculated as of the respective high or low closing sales price per share divided by the quarter end NAV per share.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[12]	We intend to use the net proceeds from this offering for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). See “Use of Proceeds” in this prospectus supplement.